RCM GLOBAL SMALL CAP FUND
SEMI-ANNUAL REPORT
JUNE 30, 1997

                              RCM GLOBAL SMALL CAP FUND
                     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE



The value of an investment in the RCM Global Small Cap Fund (the "Fund") appreciated 17.50% for the six-month period ended June 30, 1997. This performance far surpassed the Fund's benchmark, the Salomon Brothers Extended Market Index, which returned 6.89% for the same period. The Fund registered especially strong performance in the second quarter of 1997, supported by the strong recovery in its U.S. holdings and continued performance in its international holdings.

A common characteristic of the world stock markets during the first half 1997 was the persistent leadership of very large capitalization issues. The respective small cap universes in the Fund's two largest markets, the U.S. and the U.K., both underperformed their large capitalization benchmarks. In the U.S. the Russell 2000 benchmark (+10.2%) lagged the S&P 500 (+20.6%) by 1,040 basis points. In the U.K., the Small Cap index (+1.6%) underperformed the FTSE 100 (+11.8%) by 1,020 basis points. The same phenomenon of small cap underperformance during the first half of this year took place in France and, to a lesser degree, in Japan. In the major markets, only the German and Dutch small caps outperformed with exceptional absolute performance of 37.4% and 129.0%, respectively.

The Fund's country weightings varied little for the period. Our most significant country weighting shift was in the U.S. Early in the year, RCM Capital Management, L.L.C. ("RCM"), the Fund's investment manager, was anticipating the traditional seasonal factors favoring "secondary cap" stocks, based on evidence of improved relative strength in small cap stocks in the final months of 1996. Importantly, RCM believed that the valuations of small cap universes had become attractive versus their own historical ranges and relative to large caps. Based on these considerations, RCM chose to overweight the U.S. with a 60% allocation against an approximate 50% benchmark weighting. The Fund's other significant regional exposures at the beginning of the year were Europe at 23%, Latin America at under 7%, Canada at over 6% and Asia at under 4%. By the end of the first quarter, however, the underperformance of the U.S. markets and continued deterioration of the environment for U.S. small caps led to a minor shift toward a 50% U.S. weighting in the Fund.

This approximation of the benchmark U.S. weighting worked well for the Fund up through May, at which point the Fund's investments performed well as the small cap rally began. U.S. small caps -- especially higher growth and higher P/E multiple sectors -- underperformed when the market corrected in March on fears of rising interest rates, but the worst relative performance of the first half of the year occurred in April. By the end of April 1997, the spread between 12-month S&P returns and Russell 2000 performance had reached its highest level ever, at -25%. As the U.S. market recovered, the Fund's portfolio was well-positioned to benefit, as extremely compressed multiples of quality growth issues expanded and technology stocks re-emerged as market leaders.

Despite the challenges presented by the majority of our markets, the Fund benefited from the many opportunities discovered in selected, quality small cap stocks during the first six months of 1997. U.S. holdings in telecommunications, technology, and business services made a positive contribution to the Fund's relative performance in the first half. The Fund's major U.S. holding was International Telecommunication Data Systems, which registered a total return in excess of 100% in the second quarter.

Outside the U.S., stock selection was again a key factor in the Fund's performance. Over the first half, Sixt AG, the German car rental and leasing company, had appreciated by over 200%. The Fund's exposure in the leisure time products and services group also added to relative performance, owing largely to substantial positions in lodging stocks, such as Four Seasons Hotels in Canada (+43% total return in the first half of 1997), Sol Melia in Spain (+24%), and CapStar Hotel Co. in the U.S.(+62%).

In Latin America, the Fund had strong performance in several holdings. Vina Concha Y Toro, the Chilean wine producer, returned 21% over our brief holding period, while the Mexican home builder, Consorcio ARA, returned over 59% over our holding period. In Canada, the Fund's holding in Leitch Technology performed well with a return of 27% in the first half of 1997.

Going into the second half of 1997, the world equity market environment appears to reflect a continued favorable economic outlook: low inflation, continued healthy -- but not overheated -- GDP growth and no immediate reason to anticipate significant interest-rate hikes by the world's major central banks. Only in the United Kingdom does RCM believe that rates have bottomed. There have also been currency-related rate hikes in parts of Asia and Eastern Europe, but the Fund has very limited exposure to these regions. RCM has been encouraged by the improved relative performance of secondary capitalization stocks at the end of the first half of the year and believes that this trend supports its primary task of discovering attractively valued growth stocks around the world. The Fund retains significant overweightings in growth industries such as technology, health care and telecommunications, with a cash position at the lower end of a "normal" range.

RCM GLOBAL SMALL CAP FUND
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


 [GRAPH]

                    RCM Global Small Cap      Salomon EMI's Index
                    --------------------      -------------------
Dec-96                     10,000                   10,000
Jan-97                     10,290                   10,021
Feb-97                     10,010                   10,005
Mar-97                      9,410                    9,665
Apr-97                      9,340                    9,620
May-97                     10,730                   10,370
Jun-97                     11,750                   10,689




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



The chart above shows the performance of the RCM Global Small Cap Fund since the Fund's inception versus the Salomon Brothers Extended Market Index.(a) The chart represents a cumulative return(b)(c) of 17.50% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses.

TOTAL RETURNS(b)
JUNE 30, 1997
           LIFE OF
YTD        FUND(c)
------------------
17.50%    17.50%

The data above represent past performance of the Fund and may not be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.



---------------
(a) The Salomon Brothers Extended Market Index ("EMI") is a component of the Salomon Brothers Broad Market Index ("BMI") which includes listed shares of 5,409 companies with a total available market capitalization of at least the local equivalent of US$100 million on the last business day of May each year. The BMI consists of two components: the Primary Market Index ("PMI") is the large-capitalization stock component and the EMI is the small-capitalization stock component. The PMI universe is defined as those stocks falling within the top 80% of the cumulative available capital level in each country. The EMI includes the bottom 20% of the cumulative available capital level in each country.
(b) Returns assume reinvestment of all dividends and capital gains distributions at net asset value.
(c)  The Fund commenced operations on December 31, 1996.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


                                                                                   % OF
  SHARES      COUNTRY        EQUITY INVESTMENTS                                  NET ASSETS      MARKET VALUE
----------    -------        -------------------------------                     ----------      ------------
CONSUMER DURABLES SECTOR                                                              3.6%

                             AUTOMOTIVE RELATED                                       1.4%

    1,500      US            Tower Automotive Inc. *                                             $     64,500

                             OTHER CONSUMER DURABLES                                  2.2%

    1,500      NL            Koninklijke Ahrend Groep N.V.                                            101,438

CONSUMER NON-DURABLES SECTOR                                                         20.8%

                             FOOD AND FOOD PROCESSING                                 5.5%

    2,340      JP            Hokuto Corp.                                                              82,819
      440      FR            Lambert Dodard Chancereul S.A.                                            80,716
   53,000      ID            PT Daya Guna Samudera, Foreign *                                          95,363
                                                                                                      -------
                                                                                                      258,898
                                                                                                      -------

                             GENERAL RETAIL                                           4.2%

  134,000      HK            Glorious Sun Enterprises *                                                63,564
    3,000      US            Samsonite Corp. *                                                        132,375
                                                                                                      -------
                                                                                                      195,939
                                                                                                      -------

                             HOUSEHOLD/RELATED NON-DURABLES                           6.0%

   10,000      US            Carson Inc. *                                                            107,500
    3,500      US            Scotts Co. *                                                             101,500
    5,000      CH            Tag Heuer International S.A. (Sponsored ADR) *                            75,313
                                                                                                      -------
                                                                                                      284,313
                                                                                                      -------

                             LEISURE TIME PRODUCTS/SERVICES                           5.1%

    2,500      US            CapStar Hotel Co. *                                                       80,000
    1,600      CA            Four Seasons Hotels Inc.                                                  47,400
      265      FR            Grand Optical-Photoservice                                                40,263
    1,800      ES            Sol Melia S.A. *                                                          74,046
                                                                                                      -------
                                                                                                      241,709
                                                                                                      -------

CYCLICAL/CAPITAL GOODS SECTOR                                                         9.1%

                             AEROSPACE AND DEFENSE                                    1.0%

    2,000      GB            Doncasters PLC *                                                          46,250


     The accompanying notes are an integral part of the financial statements


                                                                                   % OF
  SHARES     COUNTRY         EQUITY INVESTMENTS                                  NET ASSETS      MARKET VALUE
----------   -------         -------------------------------                     ----------      ------------
                             BUILDING AND CONSTRUCTION                                2.4%

   17,000      MX            Consorcio ARA S.A. *                                                $     59,733
   10,000      IE            Green Property PLC                                                        52,425
                                                                                                      -------
                                                                                                      112,158
                                                                                                      -------

                             CHEMICALS AND TEXTILES                                   0.7%

      320      AT            Wolford AG                                                                31,058

                             INDUSTRIAL EQUIPMENT                                     3.3%

    4,200      GB            Powerscreen International PLC                                             45,925
    2,500      US            Rofin-Sinar Technologies *                                                47,813
    3,100      NO            Tomra Systems A/S                                                         63,518
                                                                                                      -------
                                                                                                      157,256
                                                                                                      -------

                             TRANSPORTATION SERVICES                                  1.7%

      500      DE            Sixt AG                                                                   47,775
      313      DE            Sixt AG Bonus Rights *                                                    30,438
                                                                                                      -------
                                                                                                       78,213
                                                                                                      -------

ENERGY SECTOR                                                                         5.0%

                             ENERGY                                                   5.0%

    2,000      CA            Ballard Power Systems Inc. *                                              67,775
    2,000      GB            British-Borneo Petroleum Syndicate PLC                                    47,100
    3,000      US            Houston Exploration Co. *                                                 46,687
    3,000      NO            Smedvig ASA                                                               74,992
                                                                                                      -------
                                                                                                      236,554
                                                                                                      -------

HEALTH CARE SECTOR                                                                   14.9%

                             DRUGS & HOSPITAL SUPPLIES                                6.8%

    2,000      US            Closure Medical Corp. *                                                   38,500
    1,000      HU            Gedeon Richter Ltd. 144A (GDR) (a)                                        92,000
    2,200      CL            Laboratorio Chile S.A. (ADR)                                              62,975
    2,200      US            OxiGENE Inc.                                                              71,983
    1,200      US            Sofamor/Danek Group Inc. *                                                54,900
                                                                                                      -------
                                                                                                      320,358
                                                                                                      -------


     The accompanying notes are an integral part of the financial statements


                                                                                   % OF
  SHARES     COUNTRY         EQUITY INVESTMENTS                                  NET ASSETS      MARKET VALUE
----------   -------         -------------------------------                     ----------      ------------
                             HEALTH CARE SERVICES                                     8.1%

    5,000      US            Advanced Health Corp. *                                             $     91,875
    2,000      US            Curative Technologies Inc. *                                              57,500
    7,000      US            Harborside Healthcare Corp. *                                             99,750
    3,000      US            OccuSystems Inc.                                                          87,000
    2,500      US            Transition Systems Inc. *                                                 45,469
                                                                                                      -------
                                                                                                      381,594
                                                                                                      -------

INTEREST-SENSITIVE SECTOR                                                             3.8%

                             BANKING                                                  3.8%

    1,800      US            Community First Bankshares Inc.                                           69,075
   19,600      HK            Dah Sing Financial Holdings Ltd.                                         108,534
                                                                                                      -------
                                                                                                      177,609
                                                                                                      -------

TECHNOLOGY SECTOR                                                                    22.5%

                             ELECTRONICS AND NEW TECHNOLOGY                           7.5%

    2,000      TW            ASE Test Ltd. *                                                           84,500
    4,000      US            Computer Products Inc. *                                                 100,000
    2,200      CA            Leitch Technology Corp. *                                                 51,908
    2,000      US            Uniphase Corp. *                                                         116,500
                                                                                                      -------
                                                                                                      352,908
                                                                                                      -------

                             TECHNOLOGY SERVICES                                     15.0%

      150      FR            Group Axime *                                                             17,757
    5,800      FR            Business Objects S.A. (Sponsored ADR) *                                   56,550
    2,600      GB            Dr. Solomons Group PLC (Sponsored ADR) *                                  65,975
    1,500      SE            Enator AB *                                                               26,771
    2,000      US            Engineering Animation Inc. *                                              67,500
    6,000      US            International Telecommunication Systems Inc. *                           147,000
    4,000      JP            Nippon Systems Development                                                95,429
    7,000      CA            Open Text Corp.                                                           65,625
    2,400      US            Renaissance Solutions Inc. *                                              88,800
    1,500      US            VERITAS Software Co. *                                                    75,375
                                                                                                      -------
                                                                                                      706,782
                                                                                                      -------

TELEMEDIA/SERVICES SECTOR                                                            18.3%

                             BUSINESS SERVICES                                       10.5%

    1,500      US            Caribiner International Inc. *                                            48,937
    6,000      GB            Delphi Group PLC                                                          73,895
    3,000      US            F. Y. I. Inc. *                                                           72,000
    3,000      US            Healthcare Recoveries Inc. *                                              58,125

     The accompanying notes are an integral part of the financial statements


                                                                                   % OF
  SHARES     COUNTRY         EQUITY INVESTMENTS                                  NET ASSETS      MARKET VALUE
----------   -------         -------------------------------                     ----------      ------------
                             BUSINESS SERVICES
                             (CONTINUED)

    4,600      CA            Philip Services Corp. *                                             $     73,025
    2,000      US            Romac International *                                                     65,500
    1,200      US            The Registry Inc. *                                                       55,200
    2,000      US            Wilmar Industries Inc. *                                                  48,750
                                                                                                      -------
                                                                                                      495,432
                                                                                                      -------

                             COMMUNICATION SERVICES                                   5.0%

    2,500      US            LHS Group Inc. *                                                         109,531
    3,000      US            Precision Response Corp.                                                  49,500
    5,000      US            Smartalk Teleservices Inc. *                                              77,500
                                                                                                      -------
                                                                                                      236,531
                                                                                                      -------

                             MEDIA SERVICES                                           2.8%

    5,000      BM            Central European Media Entertainment Ltd. Class A *                      130,000
                                                                                                      -------


TOTAL EQUITY INVESTMENTS
(COST $3,994,888)                                                                    98.0%          4,609,500
                                                                                                    ---------

SHORT-TERM INVESTMENTS

                             MONEY MARKET FUNDS                                       3.5%

  165,119      US            SSgA U.S. Government Money Market Fund                                   165,119
                                                                                                      -------

TOTAL SHORT-TERM INVESTMENTS                                                          3.5%
(COST $165,119)                                                                                       165,119
                                                                                                      -------

TOTAL INVESTMENTS  (COST $4,160,007)                                                101.5%          4,774,619

                             OTHER ASSETS LESS LIABILITIES                           (1.5%)           (72,785)
                                                                                                      -------

                             NET ASSETS                                             100.0%       $  4,701,834
                                                                                                    ---------
                                                                                                    ---------



 *    Non-income producing security.
(a) Security is purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.



       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                       INVESTMENTS IN SECURITIES AND NET ASSETS
                                    JUNE 30, 1997
                                     (UNAUDITED)


The Fund's investments in securities at June 30, 1997, categorized by country:

                                        % of Net Assets
                      -----------------------------------------------------
                       Country                    Short-Term
    Country             Code      Equities        and Other           Total
    -------           -------     --------        ----------          -----
    Austria             AT          0.6%                               0.6%
    Bermuda             BM          2.7%                               2.7%
    Canada              CA          6.5%                               6.5%
    Chile               CL          1.3%                               1.3%
    France              FR          4.1%                               4.1%
    Germany             DE          1.7%                               1.7%
    Hong Kong           HK          3.7%                               3.7%
    Hungary             HU          2.0%                               2.0%
    Indonesia           ID          2.0%              2.0%             4.0%
    Ireland             IE          1.1%                               1.1%
    Japan               JP          3.8%                               3.8%
    Mexico              MX          1.3%                               1.3%
    Netherlands         NL          2.2%                               2.2%
    Norway              NO          2.9%                               2.9%
    Spain               ES          1.6%                               1.6%
    Sweden              SE          0.6%                               0.6%
    Switzerland         CH          1.6%                               1.6%
    Taiwan              TW          1.8%                               1.8%
    United Kingdom      GB          5.9%                               5.9%
    United States       US         54.1%              (3.5%)          50.6%
                                  ------              ------         ------
      Total                       101.5%              (1.5%)         100.0%
                                  ------              ------         ------
                                  ------              ------         ------


       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                    JUNE 30, 1997
                                     (UNAUDITED)


ASSETS:
    Investments in securities, at value (cost $4,160,007) (Note 1)                $  4,774,619
    Foreign currency, at value (cost $92,415) (Note 1)                                  92,383
    Receivable for investments sold                                                     78,997
    Deferred organizational costs (Note 5)                                               9,000
    Dividends receivable                                                                 1,735
                                                                                  ------------
         Total Assets                                                                4,956,734
                                                                                  ------------

LIABILITIES:
    Payable for investments purchased                                                  211,438
    Payable for professional fees                                                       14,878
    Payable for organizational costs (Note 5)                                            8,032
    Payable for Directors' fees (Note 7)                                                 7,439
    Payable for management fees (Note 6)                                                 5,019
    Payable for miscellaneous expenses                                                   8,094
                                                                                  ------------
         Total Liabilities                                                             254,900
                                                                                  ------------
NET ASSETS                                                                        $  4,701,834
                                                                                  ------------
                                                                                  ------------

NET ASSETS CONSIST OF:
    Paid-in capital (Note 3)                                                      $  4,000,100
    Net investment loss                                                               (35,153)
    Accumulated net realized gain on investments and foreign
         currency transactions                                                         122,156
    Net unrealized appreciation on investments and translation of
         other assets and liabilities in foreign currencies                            614,731
                                                                                  ------------
NET ASSETS                                                                        $  4,701,834
                                                                                 -------------
                                                                                 -------------

NET ASSET VALUE PER SHARE
     ($4,701,834 DIVIDED BY 400,010 shares outstanding)                           $      11.75
                                                                                  ------------
                                                                                  ------------



       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                               STATEMENT OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                     (UNAUDITED)


INVESTMENT INCOME:
    Income:
         Dividends (net of foreign withholding tax of $1,031)                        $  15,110

    Expenses:
         Investment management fees (Note 6)                                            25,132
         Directors' fees (Note 7)                                                       12,439
         Transfer agent fees                                                            10,152
         Legal fees                                                                      7,439
         Audit fees                                                                      7,439
         Custodian fees                                                                  4,673
         Registration and filing fees                                                    4,169
         Amortization of organizational costs (Note 5)                                   1,000
         Miscellaneous expenses                                                          4,164
                                                                                     ---------
              Total expenses before reimbursements                                      76,607
         Expenses reimbursed by investment manager (Note 6)                           (26,344)
                                                                                     ---------
              Total net expenses                                                        50,263
                                                                                     ---------

                Net investment loss                                                   (35,153)
                                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain from investments                                                 136,236
    Net realized loss from foreign currency transactions                              (14,080)
                                                                                     ---------
              Net realized gain                                                        122,156
                                                                                     ---------

    Net change in unrealized appreciation on investments and
         translation of other assets and liabilities in foreign currencies             614,731
                                                                                     ---------

              Net realized and unrealized gain during the period                       736,887
                                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  701,734
                                                                                    ----------
                                                                                    ----------




       The accompanying notes are an integral part of the financisl statements.

                              RCM GLOBAL SMALL CAP FUND
                         STATEMENTS OF CHANGES IN NET ASSETS


                                                                             December 31, 1996
                                                         Six months ended     (commencement
                                                           June 30, 1997     of operations) to
                                                            (Unaudited)      December 31, 1996
                                                         ----------------    -----------------
OPERATIONS:
    Net investment loss                                    $  (35,153)          $     -
    Net realized gain on investments and foreign
         currency transactions                                122,156                 -
    Net change in unrealized appreciation on
         investments and translation of other assets
         and liabilities in foreign currencies                614,731                 -
                                                           ----------           ----------

    Net increase in net assets resulting from
         operations                                           701,734                 -

NET INCREASE FROM CAPITAL SHARES TRANSACTIONS
    (Note 3)                                                      100            4,000,000
                                                           ----------           ----------

TOTAL INCREASE IN NET ASSETS                                  701,834            4,000,000

NET ASSETS:
         Beginning of period                                4,000,000                 -
                                                           ----------           ----------
         End of period *                                   $4,701,834           $4,000,000
                                                           ----------           ----------
                                                           ----------           ----------


--------------------
*   Includes accumulated net investment loss of:           $  (35,153)          $      -
                                                           ----------           ----------
                                                           ----------           ----------



       The accompanying notes are an integral part of the financial statements.

                              RCM GLOBAL SMALL CAP FUND
                                 FINANCIAL HIGHLIGHTS

Selected data for each share of capital stock outstanding are as follows:



                                                                           December 31, 1996
                                                     Six months ended       (commencement
                                                       June 30, 1997       of operations) to
                                                        (Unaudited)        December 31, 1996

PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                     $  10.00           $  10.00
                                                            ---------           ---------
    Net investment loss (a)                                     (0.09) (b)            -
    Net realized and unrealized gain
         on investments (a)                                      1.84                 -
                                                            ---------           ---------
    Net increase in net asset value
         resulting from investment operations (a)                1.75                 -
                                                            ---------           ---------

NET ASSET VALUE, END OF PERIOD                              $   11.75           $  10.00
                                                            ---------           ---------
                                                            ---------           ---------

TOTAL RETURN (c)                                               17.50%               0.00%
                                                            ---------           ---------
                                                            ---------           ---------

RATIOS AND SUPPLEMENTAL DATA:
Average commission rate paid per share (d)                  $  0.0260           $  0.0465
                                                            ---------           ---------
                                                            ---------           ---------

Net assets, end of period (in 000's)                        $   4,702           $   4,000
                                                            ---------           ---------
                                                            ---------           ---------

Ratio of expenses to average net assets                         2.50% (b)(e)        0.00% (g)
                                                            ---------           ---------
                                                            ---------           ---------
Ratio of net investment loss to average
    net assets                                                (1.75%) (b)(e)        0.00% (g)
                                                            ---------          ----------
                                                            ---------          ----------

Portfolio turnover                                             73.57% (f)           0.00% (g)
                                                            ---------          ----------
                                                            ---------          ----------


--------------------
(a) Calculated using the average share method.
(b) Includes reimbursement by the Fund's investment manager of certain ordinary operating expenses equal to $0.07 per share (calculated using the average share method). Without such reimbursement, the ratio of expenses to average net assets would have been 3.81% and the ratio of net investment loss to average net assets would have been (3.06%) (see Note 6).
(c) Total return measures the change in value of an investment in the Fund over the period indicated.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission structures may differ.
(e) Annualized.
(f) Not annualized.
(g) Not annualized.  Fund was in operation for one day.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES

    RCM Global Small Cap Fund (the "Fund") is a diversified series of RCM Equity Funds, Inc. (the "Company"). The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on December 31, 1996.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

    A.  SECURITIES VALUATIONS:

    Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchange or in the principal over-the-counter market in which such securities are traded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will be valued at the closing bid price on such day. If no bid price is quoted on such day, then the security will be valued by such method as the Board of Directors of the Company in good faith deems appropriate to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on the National Association of Securities Dealers, Inc. Automated Quotation System or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company deems appropriate to reflect their fair market value. Other portfolio securities held by the Fund will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

    B.  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

    Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

    C.  FOREIGN CURRENCY TRANSACTIONS:

    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Fund does not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  FEDERAL INCOME TAXES:

    It is the policy of the Fund to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

    E.  DISTRIBUTIONS:

    Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

2.  INVESTMENT IN FOREIGN SECURITIES

    Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Fund's investments in foreign markets will subject the Fund to the risk of foreign currency exchange rate fluctuations, perceived credit risk, and adverse economic and political developments.

3.  CAPITAL SHARES

    At June 30, 1997, there were 1,000,000,000 shares of the Company's capital stock authorized at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of the Fund; 50,000,000 were classified as shares of RCM Global Technology Fund; 50,000,000 were classified as shares of RCM Global Health Care Fund; 50,000,000 were classified as shares of RCM Large Cap Growth Fund; 50,000,000 were classified as shares of Dresdner RCM Emerging Markets Fund; and 750,000,000 shares remain unclassified. There were 400,000 shares sold for a total of $4,000,000 on December 31, 1996 (commencement of operations) and 10 shares sold for a total of $100 during the six months ended June 30, 1997. At June 30, 1997, 400,000 shares of the total 400,010 outstanding shares of the Fund were beneficially owned by clients of Dresdner Bank AG/Investment Management/Institutional Asset Management Division.

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended June 30, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term securities, aggregated $4,227,118 and $2,806,205, respectively. During the same period, short-term sales/maturities of U.S. government obligations aggregated $3,998,761, and there were no purchases of U.S. government obligations by the Fund. At June 30, 1997, the aggregate cost of investments was the same for book and federal income tax purposes.

                              RCM GLOBAL SMALL CAP FUND
                            NOTES TO FINANCIAL STATEMENTS
                                    JUNE 30, 1997
                                     (UNAUDITED)



5.  DEFERRED ORGANIZATIONAL COSTS

    Costs incurred by the Fund in connection with its organization aggregated $10,000. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of the Fund's operations.

6.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    RCM Capital Management, L.L.C. ("RCM") manages the Fund's investments and provides various administrative services, subject to the authority of the Board of Directors. The Fund pays investment management fees monthly to RCM at an annualized rate of 1.25% of the Fund's average daily net assets. For the six months ended June 30, 1997, the Fund recorded investment management fees of $25,132.

    RCM has voluntarily agreed, until at least December 31, 1997, to pay the Fund on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Fund for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 2.50% of the value of the average daily net assets of the Fund. In subsequent years, the Fund will reimburse RCM for any such payments to the extent that the Fund's operating expenses are otherwise below this expense cap. RCM recorded reimbursement of Fund operating expenses totaling $26,344 for the six months ended June 30, 1997.

    Funds Distributor, Inc. (the "Distributor") acts as distributor of shares of the Fund. The Distributor retains a portion of any initial sales charge upon the purchase of shares of the Fund. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund. Under the distribution plan, which is a "reimbursement plan," the Fund pays the Distributor an annual fee of up to 0.30% of the Fund's average daily net assets as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of shares of the Fund. For the six months ended June 30, 1997, the Fund did not record any 12b-1 fees.

7.  DIRECTORS' FEES

    Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

INVESTMENT MANAGER

RCM Capital Management, L.L.C.
Four Embarcadero Center
San Francisco, California  94111


TRANSFER AND REDEMPTION AGENT

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


DISTRIBUTOR

Funds Distributor, Inc.
60 State Street, Suite 1300
Boston, Massachusetts  02109


CUSTODIAN

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071


INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts  02109